Employee benefits (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits [Abstract]
Cost of service or benefits received during the year	$ 0	$ 0	$ 0
Interest cost in benefit obligation	240	280	336
Actual return in plan assets	1,028	4,642	741
Amortization of prior year losses	0	326	242
Net gain during the year	847	3,500	(854)
Net periodic pension expense	$ (76)	$ (31)	$ (33)